RELATED PARTY TRANSACTIONS - REVENUES COLLECTED AND SETTLED THROUGH THE CRC (Details) - CRC [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenues collected and settled through related parties [line items]
Passenger transportation	¥ 7,532,999	¥ 7,295,985	¥ 6,960,491
Freight transportation	1,849,360	1,266,122	1,105,061
Other transportation related services	78,935	112,267	86,883
Revenue arising from exchanges of goods or services	¥ 9,461,294	¥ 8,674,374	¥ 8,152,435